Subsequent Events - Additional Information (Detail) - Subsequent Event	Jan. 28, 2016 Vote
Subsequent Event [Line Items]
Maximum percentage of Class B ordinary shares beneficially owned by the management shareholders to automatically convert in to Class A	5.00%
Conversion of Class B into Class A ordinary shares ratio	1
Common Class A [Member]
Subsequent Event [Line Items]
Number of votes per common stock share	1
Common Class B [Member]
Subsequent Event [Line Items]
Number of votes per common stock share	4